Changes In Business And Other Matters (Schedule Of Assets Held For Sale) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010
Changes In Business And Other Matters [Line Items]
Inventories	$ 118
Properties, plants and equipment, net	895
Deferred charges and other assets	16
Assets held for sale (Note 2)	1,029
Crude Oil [Member]
Changes In Business And Other Matters [Line Items]
Inventories	92
Petroleum And Chemical Products [Member]
Changes In Business And Other Matters [Line Items]
Inventories	14
Materials, Supplies And Other [Member]
Changes In Business And Other Matters [Line Items]
Inventories	$ 12